                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ------------------

Check here if Amendment [ ] ; Amendment Number:
                                                ------------------

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
         ----------------------------
Address: 8 Sound Shore Drive, Suite 180
         ------------------------------
         Greenwich, CT 06830
         -------------------

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shanna S. Sullivan
       ------------------
Title: Vice President
       --------------
Phone: (203) 629-1980
       --------------

Signature, Place, and Date of Signing:

 /s/ Shanna S. Sullivan      Greenwich, CT         November 5, 2009
------------------------  -------------------  ------------------------
      (Signature)            (City, State)              (Date)

Report Type (Check only one.):

[ ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number      Name
        028-01190                 Frank Russell Company
        028-05788                 IXIS Asset Management Advisors, L.P.

                             Form 13F SUMMARY PAGE

Report Summary: Sound Shore Management, Inc.

Number of Other Included Managers:             2
                                         --------------

Form 13F Information Table Entry Total:        56
                                         --------------

Form 13F Information Table Value Total:  $6,312,412
                                         --------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.  Form 13F File number  Name

1         028-01190        Frank Russell Company
2         028-05788        Natixis Asset Management Advisors, L.P.

               Reporting Manager: Sound Shore Management, Inc.,
              8 Sound Shore Drive, Suite 180, Greenwich, CT 06830

                                                                      9/30/2009

                  Item 2                                            Item 6                            Item 8
                  Title    Item 3     Item 4                Investment Discretion                Voting Authority
Item 1              of     Cusip    Mkt. Value   Item 5      Sole     Shared   Other Item 7    Sole    Shared   None
Name of Issuer    Class    Number    x $1000     Shares      (A)       (B)      (C)  Mgrs.     (A)      (B)     (C)
--------------    ------ ---------- ---------- ---------- ---------- --------- ----- ------ ---------- ------ ---------
Abbott
  Laboratories    COMMON  002824100   209,120   4,227,210  4,019,605   207,605   0           3,147,205   0    1,080,005
AES
  Corporation     COMMON  00130H105   131,627   8,881,701  8,427,385   454,316   0           6,655,985   0    2,225,716
Aetna, Inc.       COMMON  00817Y108    78,471   2,819,654  2,709,951   109,703   0           2,140,551   0      679,103
Aon Corporation   COMMON  037389103    94,251   2,316,319  2,200,306   116,013   0           1,739,106   0      577,213
Atlas Pipeline
  Partners, L     COMMON  049392103        73      10,000     10,000         0   0              10,000   0            0
Baker Hughes
  Inc.            COMMON  057224107    97,038   2,274,680  2,162,682   111,998   0           1,704,082   0      570,598
Baxter
  International
  Inc             COMMON  071813109   144,100   2,527,621  2,389,156   138,465   0           1,888,556   0      639,065
Berkshire
  Hathaway,
  Inc. Cl A       COMMON '084670108   109,383       1,083      1,083         0   0                 830   0          253
Berkshire
  Hathaway,
  Inc. Cl B       COMMON '084670207    21,101       6,350      4,362     1,988   0               4,362   0        1,988
Boston
  Scientific
  Corporation     COMMON  101137107   126,087  11,906,253 11,311,897   594,356   0           8,949,697   0    2,956,556
Cardinal Health
  Inc.            COMMON  14149Y108   112,317   4,190,921  3,992,856   198,065   0           3,165,256   0    1,025,665
Chubb
  Corporation     COMMON  171232101   164,533   3,263,888  3,099,687   164,201   0           2,446,587   0      817,301
CitiGroup, Inc.   COMMON  172967101   139,403  28,802,285 27,361,597 1,440,688   0          21,572,797   0    7,229,488
Coca Cola
  Company         COMMON  191216100   127,484   2,374,010  2,252,886   121,124   0           1,800,086   0      573,924
Comcast
  Corporation
  Class A         COMMON  20030N101   196,199  11,623,147 11,045,016   578,131   0           8,712,216   0    2,910,931
ConocoPhillips,
  Inc             COMMON  20825C104   200,559   4,441,076  4,219,071   222,005   0           3,328,871   0    1,112,205
Credit Suisse
  Group           COMMON  225401108   143,927   2,586,287  2,452,659   133,628   0           1,935,859   0      650,428
Devon Energy
  Corporation     COMMON  25179M103   177,682   2,638,975  2,511,089   127,886   0           1,979,789   0      659,186
DIRECTV
  Group Inc       COMMON  25459L106       490      17,750     17,750         0   0              17,750   0            0
El Paso
  Corporation     COMMON  28336L109   128,706  12,471,496 11,796,217   675,279   0           9,318,217   0    3,153,279
EQT
  Corporation     COMMON  26884L109   133,283   3,128,703  2,972,037   156,666   0           2,344,737   0      783,966
Exelon
  Corporation     COMMON  30161N101   157,501   3,174,139  3,015,354   158,785   0           2,380,754   0      793,385
Frontier
  Communications
  Co              COMMON  35906A108       290      38,500     38,500         0   0              38,500   0            0
Genzyme
  Corporation     COMMON  372917104   128,386   2,263,103  2,153,227   109,876   0           1,698,927   0      564,176
Hess
  Corporation     COMMON  42809H107   194,763   3,643,160  3,461,456   181,704   0           2,729,656   0      913,504
Intl Business
  Machines        COMMON  459200101       245       2,048      2,048         0   0               2,048   0            0
Intuit Inc        COMMON  461202103   147,585   5,178,432  4,921,034   257,398   0           3,887,234   0    1,291,198
JetBlue Airways
  Corporation     COMMON  477143101       329      55,000     55,000         0   0              55,000   0            0
Kimberly-Clark
  Company         COMMON  494368103   119,414   2,024,660  1,941,742    82,918   0           1,523,142   0      501,518
Liberty Media
  Corporation     COMMON  53071M500       245       7,876      7,876         0   0               7,876   0            0
Lowe's
  Companies,
  Inc.            COMMON  548661107       204       9,750      9,750         0   0               9,750   0
Marsh &
  McLennan
  Companies       COMMON  571748102   200,210   8,095,827  7,696,594   399,233   0           6,073,494   0    2,022,333
Merck & Co.
  Inc.            COMMON  589331107       266       8,400      8,400         0   0               8,400   0            0
Microsoft Corp    COMMON  594918104   167,072   6,495,809  6,171,885   323,924   0           4,868,485   0    1,627,324
Morgan Stanley    COMMON  617446448   163,451   5,293,112  5,018,577   274,535   0           3,968,677   0    1,324,435
Newmont
  Mining
  Corporation     COMMON  651639106   107,629   2,445,000  2,332,443   112,557   0           1,842,443   0      602,557
Novartis AG
  ADR             COMMON  66987V109   166,777   3,310,379  3,142,972   167,407   0           2,474,172   0      836,207
Pfizer Inc.       COMMON  717081103   193,249  11,676,677 11,097,743   578,934   0           8,768,943   0    2,907,734
Phillip Morris
  International   COMMON  718172109       348       7,150      7,150         0   0               7,150   0            0
Progressive
  Corporation     COMMON  743315103    64,041   3,862,549  3,669,374   193,175   0           2,898,874   0      963,675
Charles Schwab
  Corporation     COMMON  808513105   135,280   7,064,226  6,699,702   364,524   0           5,290,302   0    1,773,924
Schlumberger
  Ltd.            COMMON  806857108   142,456   2,390,199  2,266,445   123,754   0           1,785,645   0      604,554
Southwest
  Airlines
  Company         COMMON  844741108   110,137  11,472,634 10,974,353   498,281   0           8,651,753   0    2,820,881
Symantec
  Corporation     COMMON  871503108   180,017  10,930,001 10,370,313   559,688   0           8,185,213   0    2,744,788
TJX Companies,
  Inc.            COMMON  872540109       678      18,250     18,250         0   0              18,250   0            0
Texas
  Instruments
  Inc.            COMMON  882508104   149,918   6,328,345  5,991,856   336,489   0           4,631,856   0    1,696,489
Time Warner,
  Inc. New        COMMON  887317303   143,734   4,994,245  4,745,385   248,860   0           3,750,185   0    1,244,060
Unilever NV
  ADR             COMMON  904784709   129,223   4,477,592  4,250,402   227,190   0           3,344,602   0    1,132,990
UnitedHealth
  Group Inc.      COMMON  91324P102   118,107   4,716,716  4,478,187   238,529   0           3,529,987   0    1,186,729
Valero Energy
  Corporation     COMMON  91913Y100    73,206   3,775,472  3,678,424    97,048   0           2,905,124   0      870,348
Visa, Inc.        COMMON  92826C839   124,935   1,807,765  1,720,380    87,385   0           1,353,980   0      453,785
Wal-Mart
  Stores, Inc.    COMMON  931142103   182,370   3,715,013  3,520,202   194,811   0           2,735,202   0      979,811
Washington Post
  Company         COMMON  939640108   164,016     350,402    332,644    17,758   0             261,711   0       88,691
XTO Energy,
  Inc.            COMMON  98385X106       207       5,000      5,000         0   0               5,000   0            0
Invesco Ltd.      COMMON  G491BT108   159,773   7,019,924  6,662,804   357,120   0           5,219,404   0    1,800,520
Flextronics
  International   COMMON  Y2573F102   150,515  20,149,256 19,223,569   925,687   0          15,176,169   0    4,973,087
   Totals:          56
                                    6,312,412